Off-balance-sheet exposures (Tables)	6 Months Ended
Jun. 30, 2026
Off-Balance-Sheet Exposures
Schedule of contingent commitments

	EUR million
	30-06-2026	31-12-2025
Loan commitments granted	325,379	321,234
Of which impaired	432	345
Financial guarantees granted	17,498	17,449
Of which impaired	316	332
Bank sureties	17,455	17,437
Credit derivatives sold	43	12
Other commitments granted	151,556	148,118
Of which impaired	574	668
Other granted guarantees	64,229	62,161
Other	87,327	85,957